Putnam
Tax Exempt
Money Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

There is no doubt that the past several months have represented a trying time for most investors. Fortunately, the unprecedented string of international events that rattled global stock and bond markets had a relatively salutary effect on domestic money markets. Indeed, as foreign investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging market funds in favor of the relative safety of U.S. Treasury bonds and money market funds. At the same time, however, short-term interest rates continued to fall, limiting the yields available on money market securities. Putnam Tax Exempt Money Market Fund's recent performance reflects this mixed environment. For the 12 months ended September 30, 1998, the fund returned 3.03% at net asset value. You can find additional performance information on pages 5 and 6.

* SLOWER ECONOMY PROMPTS FEDERAL RESERVE ACTION

For most of the annual period, the U.S. economy continued to grow, although its pace slowed considerably as the effects of Asian, Russian, and Latin American financial crises began to emerge. After posting a torrid 5.5% gain during the first quarter of 1998, Gross Domestic Product growth dropped back to 1.8% in the second quarter. By the end of September, government reports found exports slumping, manufacturing activity deteriorating, construction spending flattening, and consumer confidence slipping.

Against this backdrop of waning economic strength and escalating fears of spreading global financial woes, many analysts and money market participants began to expect the Federal Reserve Board to reduce short-term interest rates. In fact, interest rates on money market securities had already been trending downward for some time. Your fund's manager, Brian Torpey, attributes this to global stock market volatility, concerns about credit quality among lower-rated bonds, and the ongoing flight to quality that drove securities prices up. At the end of September, the Fed finally took action, lowering the federal funds rate for the first time in nearly three years, by one quarter of a percentage point.

In addition to falling interest rates, the annual period has also been characterized by a dwindling supply of tax-exempt money market securities as economic strength raised tax revenues and decreased municipalities' borrowing needs. Amid these challenging conditions, Brian has redoubled efforts to maintain current income while preserving capital and staying focused on investments of superior quality. Extending portfolio duration has been one of the most important elements of his strategy. While portfolio duration was relatively neutral -- neither short nor long -- at the fund's fiscal midpoint, he has since lengthened it to match or even slightly exceed the average maintained by the fund's peer group. This slightly longer duration has helped the fund lock in the highest available money market yields while reducing the frequency with which the fund must reinvest assets in the current falling interest-rate environment.

* CREDIT QUALITY AND CAPITAL PRESERVATION ARE KEY CONCERNS FOR MORE
  INVESTORS

The downshift in the U.S. economy has brought concerns about credit quality and capital preservation to the forefront for more and more investors. In recent months, conservative, high-quality money market funds like yours have experienced record inflows of new capital. Putnam Tax Exempt Money Market Fund has always made capital preservation and credit quality top priorities, investing in a wide spectrum of superior quality money market securities. Over the past six months, your fund manager has bolstered quality even further by eliminating all securities backed by letters of credit from Japanese banks, even though the portfolio's holdings were only backed by banks of the highest quality. As always, fund management continues to seek portfolio investments that are rated by two or more nationally recognized rating services, and that have at least two ratings in the top two categories. If a security has been rated by only one service, its rating must be within the service's top two categories.

In the coming months, your fund's manager will continue to pursue the conservative strategies that have served shareholders well thus far. He will remain focused on superior quality and preservation of capital, while continuing to seek out appropriate opportunities to generate current income in today's low interest-rate environment.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE COMPARISONS (9/30/98)

                                            Current          After-tax
                                            return*           return
-------------------------------------------------------------------------
Passbook savings account                     1.74%             1.05%
-------------------------------------------------------------------------
Taxable money market fund 7-day yield        5.05              3.05
-------------------------------------------------------------------------
3-month certificate of deposit               3.96              2.39
-------------------------------------------------------------------------
Putnam Tax Exempt
Money Market Fund (7-day yield)              3.11              3.11
-------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 39.6% maximum federal income tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax, consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN AND YIELDS FOR PERIODS ENDED 9/30/98

                                                Lipper
                                              Tax Exempt           Consumer
                             Fund shares     Money Market           Price
                               at NAV        Fund Average           Index
------------------------------------------------------------------------------
1 year                         3.03%             3.03%              1.36%
------------------------------------------------------------------------------
5 years                       15.06             15.32              12.61
Annual average                 2.85              2.89               2.40
------------------------------------------------------------------------------
10 years                      41.44             41.59              36.39
Annual average                 3.53              3.54               3.15
------------------------------------------------------------------------------
Life of fund (10/26/87)       47.58             47.54              41.72
Annual average                 3.63              3.62               3.25
------------------------------------------------------------------------------

                                                                 Fund shares
Current return (end of period)                                      at NAV
------------------------------------------------------------------------------
Current 7-day yield1                                                3.11%
------------------------------------------------------------------------------
Taxable equivalent2                                                 5.15
------------------------------------------------------------------------------
Current 30-day yield1                                               2.88
------------------------------------------------------------------------------
Taxable equivalent2                                                 4.77
------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2 Assumes 39.6% maximum federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

DISTRIBUTION INFORMATION
12 months ended 9/30/98

------------------------------------------------------------------------------
Distributions (number)                         12
------------------------------------------------------------------------------
Income                                     $0.029857
------------------------------------------------------------------------------
 Total                                     $0.029857
------------------------------------------------------------------------------

Past performance is no assurance of future results. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

COMPARATIVE BENCHMARKS

Lipper Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all tax-exempt money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Tax Exempt Money Market Fund (the "fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 1998




Portfolio of investments owned
September 30, 1998

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
LOC             -- Letter of Credit
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.7%)(a)
PRINCIPAL AMOUNT                                                                               RATINGS(RAT)          VALUE
Arkansas (4.6%)
--------------------------------------------------------------------------------------------------------------------------
       $  3,800,000  AR State Hosp. Equip. Fin. Auth. VRDN
                       (Baptist Hlth.) MBIA, 4.1s, 11/1/10
                       (Credit Suisse (LOC))                                                    A-1+        $    3,800,000

California (4.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,500,000  CA Pub. Cap. Impt. Fin. Auth. Rev. Bonds VRDN
                       (Pooled Project), Ser. C, 3.45s, 6/1/28
                       (National Westminster Bank (LOC))                                        VMIG1            3,500,000

Florida (13.9%)
--------------------------------------------------------------------------------------------------------------------------
          3,800,000  FL Hsg. Fin. Agcy. VRDN (Woodlands), 4.1s,
                       12/1/17 (Northern Trust (LOC))                                           A-1+             3,800,000
          3,600,000  Hillsborough Cty, AMBAC, 5s, 10/1/98                                       Aaa              3,600,140
          4,000,000  Orange Cnty., Hsg. Fin. Auth. VRDN
                       (Sundown Assoc. II), Ser. B, 4.15s, 6/1/04
                       (Fleet Bank (LOC))                                                       A-1+             4,000,000
                                                                                                            --------------
                                                                                                                11,400,140

Georgia (16.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Atlanta, Fin.Hsg. Auth. Multi-Fam. Hsg VRDN,
                       3.35s, 12/1/08 (Societe Generale (LOC))                                  A-1+             4,000,000
          2,000,000  De Kalb Cnty., Hsg. Auth. Multi-Fam. Hsg. VRDN
                       (Wood Hills Apt.), 3.9s, 12/1/07
                       (Bank Of Montreal (LOC))                                                 A-1+             2,000,000
          3,700,000  Fulton Cnty., Hsg. Auth. Multi-Fam. Hsg. VRDN
                       (Holcombs Landing Apts), 3.3s, 8/1/26
                       (First Union National Bank (LOC))                                        A-1+             3,700,000
          4,000,000  Marietta, Hsg. Auth. Multi-Fam. VRDN
                       (Wood Pointe Apts.), 3.3s, 10/1/07
                       (First Union National Bank (LOC))                                        A-1+             4,000,000
                                                                                                            --------------
                                                                                                                13,700,000

Illinois (4.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,290,000  IL Dev. Fin. Auth. Indl. Dev. VRDN
                       (Cook Composites & Polymers), 4.4s, 2/1/09
                       (Societe Generale (LOC))                                                 A-1+             3,290,000
            500,000  IL State Univ. Rev. Bonds, 7.4s, 4/1/13                                    Aaa                528,860
                                                                                                            --------------
                                                                                                                 3,818,860

Indiana (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Indianapolis, IN Arpt. Auth. Rev. Bonds FGIC,
                       5s, 7/1/99                                                               Aaa                757,112

Kansas (4.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,600,000  Kansas City, KS Indl., VRDN, 4.1s, 8/1/15
                       (Bank Of New York (LOC))                                                 VMIG1            3,600,000

Kentucky (4.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,600,000  Mayfield, KY Multi-City Lease, VRDN, 3.8s, 7/1/26
                       (PNC Bk. (LOC))                                                          VMIG1            3,600,000

Louisiana (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,550,000  Caddo Parish Indl. Dev. Board VRDN (Atlas),
                       Ser. B, 3.5s, 12/1/26 (ABN AMRO Bank (LOC))                              VMIG1            2,550,000

Massachusetts (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  MA State Indl. Fin. Auth. Rev.Bonds FSA,
                       5 1/4s, 7/1/99                                                           Aaa              1,011,324

Michigan (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  MI Muni Bond Auth Rev. Bonds, 4 1/4s, 8/27/99
                       (Bank of Nova Scotia (LOC))                                              SP1+             2,514,646

Mississippi (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Lee Cnty., Indl. VRDN (Hunter Douglas, Inc.),
                       3.825s, 10/1/00 (ABN AMRO Bank N.V. (LOC))                               Aa1              3,000,000

New Jersey (6.1%)
--------------------------------------------------------------------------------------------------------------------------
                     NJ Econ. Dev. Auth. (Credit Suisse (LOC))
          2,500,000    (Eastman),VRDN, 4.07s, 3/28/10                                           A-1+             2,500,000
          2,500,000    (Webro),VRDN, 4.07s, 1/15/10                                             A-1+             2,500,000
                                                                                                            --------------
                                                                                                                 5,000,000

North Dakota (5%)
--------------------------------------------------------------------------------------------------------------------------
          4,100,000  Grand Forks, Hsg. Facs. Rev. Bonds VRDN
                       (Grand Forks Homes, Inc.), 4s, 12/1/99
                       (US Bank N.A. (LOC))                                                     A-1+             4,100,000

Pennsylvania (7.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Montgomery Cnty., Higher Ed. & Hlth. Auth.VRDN
                       (Philadelphia Presbytery), 4.05s, 7/1/25
                       (PNC Bk.(LOC))                                                           VMIG1            4,000,000
          2,000,000  Philadelphia Sch Dist, 4 1/4s, 6/30/99
                       (PNC Bk. (LOC))                                                          MIG1             2,008,950
                                                                                                            --------------
                                                                                                                 6,008,950

South Dakota (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,760,000  Rapid City Econ. Dev. VRDN (Civic Ctr. Assoc.
                       Partnership), 4.32s, 12/1/16                                             P-1              2,760,000

Texas (4.9%)
--------------------------------------------------------------------------------------------------------------------------
          3,500,000  Bowie Ctny., Ind. Dev. Corp. VRDN (Texarkana
                       Newspapers, Inc.), 4.1s, 11/1/25
                       (Bank of NY (LOC))                                                       A-1+             3,500,000
            500,000  TX State G.O. Bonds, Ser. A, 4.9s, 10/1/98                                 Aa2                500,013
                                                                                                            --------------
                                                                                                                 4,000,013

Utah (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,220,000  UT State Brd Of Regents Student AMBAC,
                       5.2s, 11/1/98                                                            Aaa              2,222,522

Washington (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,920,000  WA State Hlth.Care Fac. Auth., 9s, 1/1/11                                  Aaa              1,983,268
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $79,326,835) (b)                                               $   79,326,835
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $82,048,647.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      September 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      AAA = Extremely strong capacity to pay interest and repay principal
      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on VRDN are the current interest rates at September 30, 1998, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                               $79,326,835
-----------------------------------------------------------------------------------------------
Cash                                                                                    786,978
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                          465,186
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,645,624
-----------------------------------------------------------------------------------------------
Total assets                                                                         83,224,623

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     8,646
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        528,963
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              520,456
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             81,589
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             4,532
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                893
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   30,897
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,175,976
-----------------------------------------------------------------------------------------------
Net assets                                                                          $82,048,647

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $82,048,647
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($82,048,647 divided by 82,048,647 shares)                                                $1.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998

Tax exempt interest income:                                                          $3,068,029
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        371,716
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          129,674
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,992
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,001
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   5,375
-----------------------------------------------------------------------------------------------
Registration fees                                                                        79,816
-----------------------------------------------------------------------------------------------
Auditing                                                                                  4,254
-----------------------------------------------------------------------------------------------
Legal                                                                                    12,905
-----------------------------------------------------------------------------------------------
Other                                                                                     6,695
-----------------------------------------------------------------------------------------------
Total expenses                                                                          618,428
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (123,447)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            494,981
-----------------------------------------------------------------------------------------------
Net investment income                                                                 2,573,048
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $2,573,048
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                       1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 2,573,048    $  3,057,311
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  2,573,048       3,057,311
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (2,573,048)     (3,057,311)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (23,393,489)      4,628,163
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (23,393,489)      4,628,163

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   105,442,136     100,813,973
---------------------------------------------------------------------------------------------------------------
End of year                                                                         $82,048,647    $105,442,136
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                       Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $.0299           $.0304           $.0298           $.0312           $.0191
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0299            .0304            .0298            .0312            .0191
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.0299)          (.0304)          (.0298)          (.0312)          (.0191)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            3.03             3.09             3.02             3.16             1.93
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $82,049         $105,442         $100,814          $73,066          $98,397
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .75              .80              .90              .81              .71
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.12             3.02             2.86             3.10             1.97
------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
September 30, 1998

Note 1
Significant accounting policies

Putnam Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuations The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

E) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.190% of the next $5 billion, 0.180% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $123,447 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $170 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made to the plan.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges. These charges apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the year ended September 30, 1998, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $637,342,920 and $654,161,700, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                     Year ended
                                                    September 30,
---------------------------------------------------------------------
                                              1998               1997
---------------------------------------------------------------------
Shares sold                           $128,984,954      $ 956,290,369
---------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            2,311,184          2,849,509
---------------------------------------------------------------------
                                       131,296,138        959,139,878

Shares
repurchased                           (154,689,627)      (954,511,715)
---------------------------------------------------------------------
Net increase
(decrease)                           $ (23,393,489)       $ 4,628,163
---------------------------------------------------------------------


Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Steven M. Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Brian S. Torpey
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109
www.putnaminv.com

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PUTNAM
INVESTMENTS
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AN057 47018 11/98